LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES	LEASES
As a Lessee
The Company has operating leases for corporate offices, other various premises, equipment and land. Some leases have an option to renew for periods of one to 25 years, and some may include options to terminate the lease within one year or when certain conditions are met. Payments due under lease contracts include fixed payments plus, for many of the Company's leases, variable payments such as a proportionate share of the buildings' property taxes, insurance and common area maintenance. The Company subleases some of the leased premises.
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2025	2024

Operating lease cost[1]	112	117
Sublease income	(5)	(6)
Net operating lease cost	107	111
1    Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2025	2024

Cash paid for amounts included in the measurement of operating lease liabilities	76	74
ROU assets obtained in exchange for new operating lease liabilities	18	96

at December 31	2025	2024

Weighted average remaining lease term	11 years	13 years
Weighted average discount rate	3.4%	3.3%
Maturities of operating lease liabilities are as follows:

at December 31
(millions of Canadian $)	2025	2024

Less than one year	73	73
One to two years	66	73
Two to three years	63	66
Three to four years	63	64
Four to five years	59	63
More than five years	185	275
Total operating lease payments	509	614
Imputed interest	(78)	(103)
Operating lease liabilities	431	511
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2025	2024

Accounts payable and other (Note 16)	61	60
Other long-term liabilities (Note 17)	370	451
	431	511
As at December 31, 2025, the carrying value of the ROU assets recorded under operating leases was $402 million         (2024 – $480 million) and is included in Plant, property and equipment on the Consolidated balance sheet.
As a Lessor
Operating Leases
The Grandview and Bécancour power plants in the Power and Energy Solutions segment are accounted for as operating leases. The Company has long-term PPAs for the sale of power from these assets which expire between 2026 and 2035.
Some operating leases contain variable lease payments that are based on operating hours and the reimbursement of variable costs, and options to purchase the underlying asset at fair value or based on a formula considering the remaining fixed payments. Lessees have rights under some leases to terminate under certain circumstances.
The fixed portion of the operating lease income recorded by the Company for the year ended December 31, 2025 was         $109 million (2024 – $114 million; 2023 – $112 million).
Future lease payments to be received under operating leases are as follows:

at December 31
(millions of Canadian $)	2025	2024

Less than one year	80	107
One to two years	9	76
Two to three years	10	9
Three to four years	10	10
Four to five years	10	10
More than five years	45	55
	164	267
At December 31, 2025, the cost and accumulated depreciation for facilities accounted for as operating leases was $697 million and $371 million, respectively (2024 – $697 million and $351 million, respectively).
Sales-Type Leases
The Tamazunchale, Villa de Reyes, Tula and Southeast Gateway pipelines are part of a U.S. dollar-denominated take-or-pay Transportation Service Agreement (TSA) that extends through 2055 between TGNH and the Comisión Federal de Electricidad (CFE).
The consolidated TSA contains multiple lease and non-lease components. The lease components within the TSA represent the capacity available to the CFE provided by the in-service pipelines within TGNH at December 31, 2025. The non-lease components represent the Company’s services with respect to operation and maintenance of the TGNH pipelines in service. The Company allocated a portion of the contract consideration to non-lease components for the provision of operating and maintenance services based on the stand-alone selling price using an expected cost plus margin approach. The remaining consideration was allocated to the lease components using the residual approach due to uncertainty surrounding the stand-alone selling price.
Transportadora de Gas Natural de la Huasteca
In September 2025, TC Energy entered into a factoring arrangement with the CFE and a major domestic bank in Mexico to factor monthly invoices for services provided on the TGNH system in 2025. Invoices for August to October were factored to the bank without recourse to TC Energy and TC Energy continued to receive invoiced amounts within the contractual payment period.
The factoring arrangement resulted in a lease modification for accounting purposes of the existing TGNH TSA with the CFE, with no change to the lease classification upon reassessment. As such, the Company reallocated contract consideration to the lease and non-lease components of the contract using an expected cost plus margin approach based on the updated operating and maintenance services stand-alone selling price for each non-lease component as of the date of modification. The residual amount of consideration from this process was then allocated to the lease component. The change in allocation was accounted for prospectively. The rate implicit in the lease was adjusted to the rate at which the modified net investment in lease equaled the carrying value of the net investment in lease directly prior to the effective date of the modification.
Under lease accounting, TC Energy recorded factored amounts in Accounts payable and other, and the corresponding receivables were not derecognized on the Consolidated balance sheet. Cash received from the factoring arrangement were included in Financing activities in the Consolidated statement of cash flows. During 2025, TC Energy assigned and received payment for receivables having an aggregate face value of $351 million (US$251 million).
Southeast Gateway Pipeline
During second quarter 2025, the Company announced the completion of the Southeast Gateway pipeline. The Company determined that the pipeline is a sales-type lease between TGNH and the CFE that commenced when the asset was made available to the customer. At the inception of the agreement in 2022 and as revised in third quarter 2025 when the Company entered into a factoring arrangement with the CFE, the Company allocated the expected contract consideration to the non-lease component for the provisioning of operating and maintenance services based on the estimated stand-alone selling price using an expected cost plus margin approach. The residual amount of consideration from this process was then allocated to the lease component. The Company’s estimate of future operating costs influenced the allocation of contract consideration between lease and non-lease components, the timing of income recognized under the contract and the calculation of the rate implicit in the lease.
The TGNH pipelines, which includes the Southeast Gateway pipeline, are rate-regulated and the tolls are designed to recover the cost of providing service. On this basis, the Company applied judgment to determine that, at the inception of the lease arrangement, the fair value of the underlying assets approximated the carrying value and the residual value approximated the remaining carrying value at the end of the lease term. The fair value was a non-recurring measurement classified in Level III of the fair value hierarchy. The Company estimated that if the assets were purchased at their carrying value, they would yield a return to the purchaser that is in line with current market participant expectations.
During 2025, the Company recorded a net investment in lease of $6.6 billion (US$4.8 billion) associated with the Southeast Gateway pipeline lease commencement, with no selling profit or losses recorded upon derecognition of the underlying asset. The Company recorded an expected credit loss provision of $113 million in Plant operating costs and other, relating to the initial net investment in lease balance.
Future lease payments to be received under the existing sales-type leases are as follows:

at December 31
(millions of Canadian $)	2025	2024

Less than one year	1,256	333
One to two years	1,000	333
Two to three years	1,000	333
Three to four years	1,000	333
Four to five years	1,000	333
More than five years	24,508	8,499
	29,764	10,164
The following table lists the components of the aggregate net investment in leases reflected on the Company's Consolidated balance sheet:

at December 31
(millions of Canadian $)	2025	2024

Net Investment in Leases
Minimum lease payments	29,764	10,164
Unearned lease income	(20,397)	(7,323)
Lease receivable	9,367	2,841
Expected credit loss provision[1]	(141)	(59)
Present value of unguaranteed residual value	140	28
	9,366	2,810
Current portion included in Other current assets (Note 7)	(1,256)	(333)
	8,110	2,477
1Includes $2 million gain (2024 – $6 million loss) on foreign currency translation.
For the year ended December 31, 2025, the Company recorded $787 million (2024 – $308 million; 2023 - $279 million) of sales-type lease income.
For the year ended December 31, 2025, the Company recorded an $84 million ECL expense (2024 – $23 million recovery; 2023 – $73 million recovery) relating to net investment in leases in Plant operating costs and other. Refer to Note 27, Risk management and financial instruments, for additional information.

LEASES	LEASES
As a Lessee
The Company has operating leases for corporate offices, other various premises, equipment and land. Some leases have an option to renew for periods of one to 25 years, and some may include options to terminate the lease within one year or when certain conditions are met. Payments due under lease contracts include fixed payments plus, for many of the Company's leases, variable payments such as a proportionate share of the buildings' property taxes, insurance and common area maintenance. The Company subleases some of the leased premises.
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2025	2024

Operating lease cost[1]	112	117
Sublease income	(5)	(6)
Net operating lease cost	107	111
1    Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2025	2024

Cash paid for amounts included in the measurement of operating lease liabilities	76	74
ROU assets obtained in exchange for new operating lease liabilities	18	96

at December 31	2025	2024

Weighted average remaining lease term	11 years	13 years
Weighted average discount rate	3.4%	3.3%
Maturities of operating lease liabilities are as follows:

at December 31
(millions of Canadian $)	2025	2024

Less than one year	73	73
One to two years	66	73
Two to three years	63	66
Three to four years	63	64
Four to five years	59	63
More than five years	185	275
Total operating lease payments	509	614
Imputed interest	(78)	(103)
Operating lease liabilities	431	511
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2025	2024

Accounts payable and other (Note 16)	61	60
Other long-term liabilities (Note 17)	370	451
	431	511
As at December 31, 2025, the carrying value of the ROU assets recorded under operating leases was $402 million         (2024 – $480 million) and is included in Plant, property and equipment on the Consolidated balance sheet.
As a Lessor
Operating Leases
The Grandview and Bécancour power plants in the Power and Energy Solutions segment are accounted for as operating leases. The Company has long-term PPAs for the sale of power from these assets which expire between 2026 and 2035.
Some operating leases contain variable lease payments that are based on operating hours and the reimbursement of variable costs, and options to purchase the underlying asset at fair value or based on a formula considering the remaining fixed payments. Lessees have rights under some leases to terminate under certain circumstances.
The fixed portion of the operating lease income recorded by the Company for the year ended December 31, 2025 was         $109 million (2024 – $114 million; 2023 – $112 million).
Future lease payments to be received under operating leases are as follows:

at December 31
(millions of Canadian $)	2025	2024

Less than one year	80	107
One to two years	9	76
Two to three years	10	9
Three to four years	10	10
Four to five years	10	10
More than five years	45	55
	164	267
At December 31, 2025, the cost and accumulated depreciation for facilities accounted for as operating leases was $697 million and $371 million, respectively (2024 – $697 million and $351 million, respectively).
Sales-Type Leases
The Tamazunchale, Villa de Reyes, Tula and Southeast Gateway pipelines are part of a U.S. dollar-denominated take-or-pay Transportation Service Agreement (TSA) that extends through 2055 between TGNH and the Comisión Federal de Electricidad (CFE).
The consolidated TSA contains multiple lease and non-lease components. The lease components within the TSA represent the capacity available to the CFE provided by the in-service pipelines within TGNH at December 31, 2025. The non-lease components represent the Company’s services with respect to operation and maintenance of the TGNH pipelines in service. The Company allocated a portion of the contract consideration to non-lease components for the provision of operating and maintenance services based on the stand-alone selling price using an expected cost plus margin approach. The remaining consideration was allocated to the lease components using the residual approach due to uncertainty surrounding the stand-alone selling price.
Transportadora de Gas Natural de la Huasteca
In September 2025, TC Energy entered into a factoring arrangement with the CFE and a major domestic bank in Mexico to factor monthly invoices for services provided on the TGNH system in 2025. Invoices for August to October were factored to the bank without recourse to TC Energy and TC Energy continued to receive invoiced amounts within the contractual payment period.
The factoring arrangement resulted in a lease modification for accounting purposes of the existing TGNH TSA with the CFE, with no change to the lease classification upon reassessment. As such, the Company reallocated contract consideration to the lease and non-lease components of the contract using an expected cost plus margin approach based on the updated operating and maintenance services stand-alone selling price for each non-lease component as of the date of modification. The residual amount of consideration from this process was then allocated to the lease component. The change in allocation was accounted for prospectively. The rate implicit in the lease was adjusted to the rate at which the modified net investment in lease equaled the carrying value of the net investment in lease directly prior to the effective date of the modification.
Under lease accounting, TC Energy recorded factored amounts in Accounts payable and other, and the corresponding receivables were not derecognized on the Consolidated balance sheet. Cash received from the factoring arrangement were included in Financing activities in the Consolidated statement of cash flows. During 2025, TC Energy assigned and received payment for receivables having an aggregate face value of $351 million (US$251 million).
Southeast Gateway Pipeline
During second quarter 2025, the Company announced the completion of the Southeast Gateway pipeline. The Company determined that the pipeline is a sales-type lease between TGNH and the CFE that commenced when the asset was made available to the customer. At the inception of the agreement in 2022 and as revised in third quarter 2025 when the Company entered into a factoring arrangement with the CFE, the Company allocated the expected contract consideration to the non-lease component for the provisioning of operating and maintenance services based on the estimated stand-alone selling price using an expected cost plus margin approach. The residual amount of consideration from this process was then allocated to the lease component. The Company’s estimate of future operating costs influenced the allocation of contract consideration between lease and non-lease components, the timing of income recognized under the contract and the calculation of the rate implicit in the lease.
The TGNH pipelines, which includes the Southeast Gateway pipeline, are rate-regulated and the tolls are designed to recover the cost of providing service. On this basis, the Company applied judgment to determine that, at the inception of the lease arrangement, the fair value of the underlying assets approximated the carrying value and the residual value approximated the remaining carrying value at the end of the lease term. The fair value was a non-recurring measurement classified in Level III of the fair value hierarchy. The Company estimated that if the assets were purchased at their carrying value, they would yield a return to the purchaser that is in line with current market participant expectations.
During 2025, the Company recorded a net investment in lease of $6.6 billion (US$4.8 billion) associated with the Southeast Gateway pipeline lease commencement, with no selling profit or losses recorded upon derecognition of the underlying asset. The Company recorded an expected credit loss provision of $113 million in Plant operating costs and other, relating to the initial net investment in lease balance.
Future lease payments to be received under the existing sales-type leases are as follows:

at December 31
(millions of Canadian $)	2025	2024

Less than one year	1,256	333
One to two years	1,000	333
Two to three years	1,000	333
Three to four years	1,000	333
Four to five years	1,000	333
More than five years	24,508	8,499
	29,764	10,164
The following table lists the components of the aggregate net investment in leases reflected on the Company's Consolidated balance sheet:

at December 31
(millions of Canadian $)	2025	2024

Net Investment in Leases
Minimum lease payments	29,764	10,164
Unearned lease income	(20,397)	(7,323)
Lease receivable	9,367	2,841
Expected credit loss provision[1]	(141)	(59)
Present value of unguaranteed residual value	140	28
	9,366	2,810
Current portion included in Other current assets (Note 7)	(1,256)	(333)
	8,110	2,477
1Includes $2 million gain (2024 – $6 million loss) on foreign currency translation.
For the year ended December 31, 2025, the Company recorded $787 million (2024 – $308 million; 2023 - $279 million) of sales-type lease income.
For the year ended December 31, 2025, the Company recorded an $84 million ECL expense (2024 – $23 million recovery; 2023 – $73 million recovery) relating to net investment in leases in Plant operating costs and other. Refer to Note 27, Risk management and financial instruments, for additional information.

LEASES	LEASES
As a Lessee
The Company has operating leases for corporate offices, other various premises, equipment and land. Some leases have an option to renew for periods of one to 25 years, and some may include options to terminate the lease within one year or when certain conditions are met. Payments due under lease contracts include fixed payments plus, for many of the Company's leases, variable payments such as a proportionate share of the buildings' property taxes, insurance and common area maintenance. The Company subleases some of the leased premises.
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2025	2024

Operating lease cost[1]	112	117
Sublease income	(5)	(6)
Net operating lease cost	107	111
1    Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2025	2024

Cash paid for amounts included in the measurement of operating lease liabilities	76	74
ROU assets obtained in exchange for new operating lease liabilities	18	96

at December 31	2025	2024

Weighted average remaining lease term	11 years	13 years
Weighted average discount rate	3.4%	3.3%
Maturities of operating lease liabilities are as follows:

at December 31
(millions of Canadian $)	2025	2024

Less than one year	73	73
One to two years	66	73
Two to three years	63	66
Three to four years	63	64
Four to five years	59	63
More than five years	185	275
Total operating lease payments	509	614
Imputed interest	(78)	(103)
Operating lease liabilities	431	511
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2025	2024

Accounts payable and other (Note 16)	61	60
Other long-term liabilities (Note 17)	370	451
	431	511
As at December 31, 2025, the carrying value of the ROU assets recorded under operating leases was $402 million         (2024 – $480 million) and is included in Plant, property and equipment on the Consolidated balance sheet.
As a Lessor
Operating Leases
The Grandview and Bécancour power plants in the Power and Energy Solutions segment are accounted for as operating leases. The Company has long-term PPAs for the sale of power from these assets which expire between 2026 and 2035.
Some operating leases contain variable lease payments that are based on operating hours and the reimbursement of variable costs, and options to purchase the underlying asset at fair value or based on a formula considering the remaining fixed payments. Lessees have rights under some leases to terminate under certain circumstances.
The fixed portion of the operating lease income recorded by the Company for the year ended December 31, 2025 was         $109 million (2024 – $114 million; 2023 – $112 million).
Future lease payments to be received under operating leases are as follows:

at December 31
(millions of Canadian $)	2025	2024

Less than one year	80	107
One to two years	9	76
Two to three years	10	9
Three to four years	10	10
Four to five years	10	10
More than five years	45	55
	164	267
At December 31, 2025, the cost and accumulated depreciation for facilities accounted for as operating leases was $697 million and $371 million, respectively (2024 – $697 million and $351 million, respectively).
Sales-Type Leases
The Tamazunchale, Villa de Reyes, Tula and Southeast Gateway pipelines are part of a U.S. dollar-denominated take-or-pay Transportation Service Agreement (TSA) that extends through 2055 between TGNH and the Comisión Federal de Electricidad (CFE).
The consolidated TSA contains multiple lease and non-lease components. The lease components within the TSA represent the capacity available to the CFE provided by the in-service pipelines within TGNH at December 31, 2025. The non-lease components represent the Company’s services with respect to operation and maintenance of the TGNH pipelines in service. The Company allocated a portion of the contract consideration to non-lease components for the provision of operating and maintenance services based on the stand-alone selling price using an expected cost plus margin approach. The remaining consideration was allocated to the lease components using the residual approach due to uncertainty surrounding the stand-alone selling price.
Transportadora de Gas Natural de la Huasteca
In September 2025, TC Energy entered into a factoring arrangement with the CFE and a major domestic bank in Mexico to factor monthly invoices for services provided on the TGNH system in 2025. Invoices for August to October were factored to the bank without recourse to TC Energy and TC Energy continued to receive invoiced amounts within the contractual payment period.
The factoring arrangement resulted in a lease modification for accounting purposes of the existing TGNH TSA with the CFE, with no change to the lease classification upon reassessment. As such, the Company reallocated contract consideration to the lease and non-lease components of the contract using an expected cost plus margin approach based on the updated operating and maintenance services stand-alone selling price for each non-lease component as of the date of modification. The residual amount of consideration from this process was then allocated to the lease component. The change in allocation was accounted for prospectively. The rate implicit in the lease was adjusted to the rate at which the modified net investment in lease equaled the carrying value of the net investment in lease directly prior to the effective date of the modification.
Under lease accounting, TC Energy recorded factored amounts in Accounts payable and other, and the corresponding receivables were not derecognized on the Consolidated balance sheet. Cash received from the factoring arrangement were included in Financing activities in the Consolidated statement of cash flows. During 2025, TC Energy assigned and received payment for receivables having an aggregate face value of $351 million (US$251 million).
Southeast Gateway Pipeline
During second quarter 2025, the Company announced the completion of the Southeast Gateway pipeline. The Company determined that the pipeline is a sales-type lease between TGNH and the CFE that commenced when the asset was made available to the customer. At the inception of the agreement in 2022 and as revised in third quarter 2025 when the Company entered into a factoring arrangement with the CFE, the Company allocated the expected contract consideration to the non-lease component for the provisioning of operating and maintenance services based on the estimated stand-alone selling price using an expected cost plus margin approach. The residual amount of consideration from this process was then allocated to the lease component. The Company’s estimate of future operating costs influenced the allocation of contract consideration between lease and non-lease components, the timing of income recognized under the contract and the calculation of the rate implicit in the lease.
The TGNH pipelines, which includes the Southeast Gateway pipeline, are rate-regulated and the tolls are designed to recover the cost of providing service. On this basis, the Company applied judgment to determine that, at the inception of the lease arrangement, the fair value of the underlying assets approximated the carrying value and the residual value approximated the remaining carrying value at the end of the lease term. The fair value was a non-recurring measurement classified in Level III of the fair value hierarchy. The Company estimated that if the assets were purchased at their carrying value, they would yield a return to the purchaser that is in line with current market participant expectations.
During 2025, the Company recorded a net investment in lease of $6.6 billion (US$4.8 billion) associated with the Southeast Gateway pipeline lease commencement, with no selling profit or losses recorded upon derecognition of the underlying asset. The Company recorded an expected credit loss provision of $113 million in Plant operating costs and other, relating to the initial net investment in lease balance.
Future lease payments to be received under the existing sales-type leases are as follows:

at December 31
(millions of Canadian $)	2025	2024

Less than one year	1,256	333
One to two years	1,000	333
Two to three years	1,000	333
Three to four years	1,000	333
Four to five years	1,000	333
More than five years	24,508	8,499
	29,764	10,164
The following table lists the components of the aggregate net investment in leases reflected on the Company's Consolidated balance sheet:

at December 31
(millions of Canadian $)	2025	2024

Net Investment in Leases
Minimum lease payments	29,764	10,164
Unearned lease income	(20,397)	(7,323)
Lease receivable	9,367	2,841
Expected credit loss provision[1]	(141)	(59)
Present value of unguaranteed residual value	140	28
	9,366	2,810
Current portion included in Other current assets (Note 7)	(1,256)	(333)
	8,110	2,477
1Includes $2 million gain (2024 – $6 million loss) on foreign currency translation.
For the year ended December 31, 2025, the Company recorded $787 million (2024 – $308 million; 2023 - $279 million) of sales-type lease income.
For the year ended December 31, 2025, the Company recorded an $84 million ECL expense (2024 – $23 million recovery; 2023 – $73 million recovery) relating to net investment in leases in Plant operating costs and other. Refer to Note 27, Risk management and financial instruments, for additional information.